Related parties (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of transactions between related parties [abstract]
Schedule of related party transactions
Following is a detail of the transactions performed by Grupo Santander with its related parties in the first six months of 2021 and 2020, distinguishing between significant shareholders, members of Banco Santander’s board of directors, Banco Santander’s executive vice presidents, Grupo Santander entities and other related parties. Related party transactions were made on terms equivalent to those that prevail in arm’s-length transactions or, when this was not the case, the related compensation in kind was recognised:

	EUR million
	30-06-2021
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	4	—	4
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	44	—	44
	—	—	48	—	48
Income
Finance income	—	—	44	1	45
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	613	—	613
	—	—	657	1	658

	EUR million
	30-06-2021
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	(1)	492	(32)	459
Financing agreements: loans and capital contributions (borrower)	—	3	(503)	81	(419)
Guarantees provided	—	—	—	—	—
Guarantees received	—	—	—	—	—
Commitments acquired	—	—	(38)	6	(32)
Dividends and other distributed profit	—	1	—	5	6
Other transactions	—	—	(7)	—	(7)

	EUR million
	30-06-2021
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	20	7,988	21	8,029
Other collection rights	—	—	963	—	963
	—	20	8,951	21	8,992
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	19	2,998	237	3,254
Other payment obligations	—	—	85	—	85
	—	19	3,083	237	3,339

	EUR million
	30-06-2020
Expenses and income	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Expenses
Finance costs	—	—	4	—	4
Leases	—	—	—	—	—
Services received	—	—	—	—	—
Purchases of stocks	—	—	—	—	—
Other expenses	—	—	15	—	15
	—	—	19	—	19
Income
Finance income	—	—	58	—	58
Dividends received	—	—	—	—	—
Services rendered	—	—	—	—	—
Sale of stocks	—	—	—	—	—
Other income	—	—	548	—	548
	—	—	606	—	606

	EUR million
	30-06-2020
Other transactions	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Financing agreements: loans and capital contributions (lender)	—	(1)	(324)	(8)	(333)
Financing agreements: loans and capital contributions (borrower)	—	(14)	148	30	164
Guarantees provided	—	—	(1)	—	(1)
Guarantees received	—	—	—	—	—
Commitments acquired	—	(1)	(83)	5	(79)
Dividends and other distributed profit	—	—	—	—	—
Other transactions	—	—	(1,010)	—	(1,010)

	EUR million
	31-12-2020
Balance closing period	Significant shareholders	Directors and executives	Group companies or entities	Other related parties	Total
Debt balances:
Customers and commercial debtors	—	—	—	—	—
Loans and credits granted	—	24	7,497	95	7,616
Other collection rights	—	—	976	—	976
	—	24	8,473	95	8,592
Credit balances:
Suppliers and creditors granted	—	—	—	—	—
Loans and credits received	—	20	3,501	159	3,680
Other payment obligations	—	—	92	—	92
	—	20	3,593	159	3,772